Retirement Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Amounts expensed	$ 2,908	$ 2,556	$ 2,805
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of match	6.00%